THIRD AVENUE VARIABLE SERIES TRUST

FIRST QUARTER REPORT

MARCH 31, 2020

FFI STRATEGIES PORTFOLIO (FORMERLY, THIRD AVENUE VALUE PORTFOLIO)

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THIRD AVENUE VARIABLE SERIES TRUST

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FFI Strategies Portfolio (the “Portfolio”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio’s affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Portfolio has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings—Form N-PORT

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments

at March 31, 2020 (Unaudited)

Principal		Value
Amount ($)	Security†	(Note 1)

Corporate Bonds - 0.60%
	Energy Equipment & Services - 0.60%
241,092	Tidewater, Inc., 8.000%, due 8/1/22	$216,606

	Total Corporate Bonds (Cost $244,498)	216,606

Shares

Common Stocks - 94.41%
	Aerospace & Defense - 1.00%
637	Boeing Co. (The)	95,002
418	General Dynamics Corp.	55,306
318	Lockheed Martin Corp.	107,786
1,112	United Technologies Corp.	104,895

		362,989

	Air Freight & Logistics - 1.71%
271	CH Robinson Worldwide, Inc.	17,940
1,153	Deutsche Post AG (Germany)	30,910
3,518	FedEx Corp.	426,593
1,542	United Parcel Service, Inc., Class B	144,054

		619,497

	Airlines - 1.76%
363	Alaska Air Group, Inc.	10,335
501	American Airlines Group, Inc.	6,107
300	ANA Holdings, Inc. (Japan)	7,309
51	Copa Holdings S.A., Class A (Panama)	2,310
3,217	Delta Air Lines, Inc.	91,781
353	Deutsche Lufthansa AG (Germany)	3,302
48,948	Hawaiian Holdings, Inc.	511,017
200	Japan Airlines Co., Ltd. (Japan)	3,675
1,621	Qantas Airways, Ltd. (Australia)	3,154

		638,990

	Auto Components - 0.50%
200	Aisin Seiki Co., Ltd. (Japan)	4,898
268	BorgWarner, Inc.	6,531
900	Bridgestone Corp. (Japan)	27,550
314	Cie Generale des Etablissements Michelin (France)	27,502
138	Continental AG (Germany)	9,839
700	Denso Corp. (Japan)	22,368
1,531	Goodyear Tire & Rubber Co. (The)	8,910
400	JTEKT Corp. (Japan)	2,702
277	Lear Corp.	22,506
300	NGK Spark Plug Co., Ltd. (Japan)	4,205
116	Nokian Renkaat Oyj (Finland)	2,770
647	Pirelli & C SpA (Italy)	2,283
1,300	Sumitomo Electric Industries, Ltd. (Japan)	13,582
200	Sumitomo Rubber Industries, Ltd. (Japan)	1,879
100	Toyoda Gosei Co., Ltd. (Japan)	1,702
200	Toyota Industries Corp. (Japan)	9,536
474	Valeo S.A. (France)	7,715
300	Yokohama Rubber Co., Ltd. (The) (Japan)	3,719

		180,197

	Automobiles - 5.32%
20,035	Bayerische Motoren Werke AG (Germany)	1,022,772
16,648	Daimler AG (Germany)	497,179

		Value
Shares	Security†	(Note 1)

	Automobiles (continued)
9,042	Ford Motor Co.	$43,673
1,759	General Motors Co.	36,552
4,833	Harley-Davidson, Inc.	91,489
2,600	Honda Motor Co., Ltd. (Japan)	58,179
900	Isuzu Motors, Ltd. (Japan)	5,956
800	Mazda Motor Corp. (Japan)	4,225
1,100	Mitsubishi Motors Corp. (Japan)	3,099
1,151	Peugeot S.A. (France)	14,985
395	Renault S.A. (France)	7,507
900	Subaru Corp. (Japan)	17,203
155	Thor Industries, Inc.	6,538
1,800	Toyota Motor Corp. (Japan)	108,477
44	Volkswagen AG (Germany)	5,773
400	Yamaha Motor Co., Ltd. (Japan)	4,810

		1,928,417

	Banks - 7.81%
404	ABN AMRO Bank, N.V. (Netherlands)	3,278
100	Aozora Bank, Ltd. (Japan)	1,908
960	Associated Banc-Corp.	12,278
1,961	Australia & New Zealand Banking Group, Ltd. (Australia)	20,566
4,664	Banco Bilbao Vizcaya Argentaria S.A. (Spain)	14,442
11,470	Banco Santander S.A. (Spain)	27,285
269	Bank Hapoalim BM (Israel)	1,612
950	Bank Leumi Le-Israel BM (Israel)	5,238
6,771	Bank of America Corp.	143,748
72	Bank of Hawaii Corp.	3,977
479,885	Bank of Ireland Group PLC (Ireland)	894,540
250	Bank OZK	4,175
548	Bankinter S.A. (Spain)	1,988
207	BankUnited, Inc.	3,871
10,999	Barclays PLC (United Kingdom)	12,500
377	Bendigo & Adelaide Bank, Ltd. (Australia)	1,448
856	BNP Paribas S.A. (France)	24,991
3,000	BOC Hong Kong Holdings, Ltd. (Hong Kong)	8,235
49	BOK Financial Corp.	2,085
400	Chiba Bank, Ltd. (The) (Japan)	1,741
464	CIT Group, Inc.	8,009
2,874	Citigroup, Inc.	121,053
1,017	Citizens Financial Group, Inc.	19,130
11,146	Comerica, Inc.	327,024
1,195	Commonwealth Bank of Australia (Australia)	45,088
900	Concordia Financial Group, Ltd. (Japan)	2,620
853	Credit Agricole S.A. (France)	6,036
113	Cullen/Frost Bankers, Inc.	6,304
407	Danske Bank A/S (Denmark)	4,530
1,500	DBS Group Holdings, Ltd. (Singapore)	19,572
743	DNB ASA (Norway)	8,278
291	East West Bancorp, Inc.	7,490
380	Erste Group Bank AG (Austria)	6,957
1,361	Fifth Third Bancorp	20,211
204	First Hawaiian, Inc.	3,372
829	First Horizon National Corp.	6,682
485	FNB Corp.	3,574
100	Fukuoka Financial Group, Inc. (Japan)	1,319
600	Hang Seng Bank, Ltd. (Hong Kong)	10,222
11,057	HSBC Holdings PLC (United Kingdom)	62,071

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at March 31, 2020 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Banks (continued)
1,787	Huntington Bancshares, Inc.	$14,671
3,076	ING Groep, N.V. (Netherlands)	15,762
8,675	Intesa Sanpaolo SpA (Italy)	14,037
427	Israel Discount Bank, Ltd., Class A (Israel)	1,245
200	Japan Post Bank Co., Ltd. (Japan)	1,847
1,582	JPMorgan Chase & Co.	142,428
291	KBC Group, N.V. (Belgium)	13,204
2,093	KeyCorp	21,704
42,131	Lloyds Banking Group PLC (United Kingdom)	16,471
249	M&T Bank Corp.	25,754
466	Mediobanca Banca di Credito Finanziario SpA (Italy)	2,541
7,200	Mitsubishi UFJ Financial Group, Inc. (Japan)	26,939
13,500	Mizuho Financial Group, Inc. (Japan)	15,488
2,035	National Australia Bank, Ltd. (Australia)	20,875
2,374	Nordea Bank Abp (Finland)	13,355
2,100	Oversea-Chinese Banking Corp, Ltd. (Singapore)	12,724
956	PacWest Bancorp	17,132
828	People’s United Financial, Inc.	9,149
888	PNC Financial Services Group, Inc. (The)	84,999
363	Popular, Inc. (Puerto Rico)	12,705
158	Prosperity Bancshares, Inc.	7,624
270	Raiffeisen Bank International AG (Austria)	3,884
2,273	Regions Financial Corp.	20,389
1,200	Resona Holdings, Inc. (Japan)	3,598
400	Shizuoka Bank, Ltd. (The) (Japan)	2,429
1,234	Skandinaviska Enskilda Banken AB, Class A (Sweden) (a)	8,264
589	Societe Generale S.A. (France)	9,649
700	Sumitomo Mitsui Financial Group, Inc. (Japan)	17,005
200	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,746
1,097	Svenska Handelsbanken AB, A Shares (Sweden) (a)	9,047
684	Swedbank AB, A Shares (Sweden)	7,544
300	Synovus Financial Corp.	5,268
272	TCF Financial Corp.	6,164
3,058	Truist Financial Corp.	94,309
309	Umpqua Holdings Corp.	3,368
2,529	US Bancorp	87,124
181	Webster Financial Corp.	4,145
4,588	Wells Fargo & Co.	131,676
137	Western Alliance Bancorp	4,194
2,434	Westpac Banking Corp. (Australia)	24,999
88	Wintrust Financial Corp.	2,892
376	Zions Bancorporation, N.A.	10,062

		2,831,858

	Beverages - 1.03%
689	Anheuser-Busch InBev SA (Belgium)	30,433
121	Carlsberg A/S, Class B (Denmark)	13,622
3,015	Coca-Cola Co. (The)	133,414
478	Coca-Cola European Partners PLC (United Kingdom)	17,939
278	Keurig Dr Pepper, Inc.	6,747
1,200	Kirin Holdings Co., Ltd. (Japan)	23,700

		Value
Shares	Security†	(Note 1)

	Beverages (continued)
261	Molson Coors Beverage Co., Class B	$10,182
1,146	PepsiCo, Inc.	137,635

		373,672

	Biotechnology - 1.02%
1,730	AbbVie, Inc.	131,808
660	Amgen, Inc.	133,802
1,380	Gilead Sciences, Inc.	103,169

		368,779

	Building Products - 0.19%
300	AGC, Inc. (Japan)	7,310
1,028	Cie de Saint-Gobain (France)	24,667
1,245	Johnson Controls International PLC (Ireland)	33,565
400	LIXIL Group Corp. (Japan)	4,929

		70,471

	Capital Markets - 3.75%
364	3i Group PLC (United Kingdom)	3,527
293	Ameriprise Financial, Inc.	30,027
39	Amundi S.A. (France)	2,256
3,801	Bank of New York Mellon Corp. (The)	128,018
466	BGC Partners, Inc., Class A	1,174
236	BlackRock, Inc.	103,833
600	Daiwa Securities Group, Inc. (Japan)	2,319
116,103	Deutsche Bank AG (Germany)	738,077
188	Eaton Vance Corp.	6,063
76	Evercore, Inc., Class A	3,501
799	Franklin Resources, Inc.	13,335
507	Goldman Sachs Group, Inc. (The)	78,377
2,299	Invesco, Ltd. (Bermuda)	20,875
314	Janus Henderson Group PLC (United Kingdom)	4,810
200	Japan Exchange Group, Inc. (Japan)	3,510
137	Julius Baer Group, Ltd. (Switzerland)	4,589
172	Lazard, Ltd., Class A (Bermuda)	4,052
146	Macquarie Group, Ltd. (Australia)	7,776
2,250	Morgan Stanley	76,500
974	Natixis S.A. (France)	3,101
1,400	Nomura Holdings, Inc. (Japan)	5,908
360	Northern Trust Corp.	27,166
249	St. James’s Place PLC (United Kingdom)	2,325
1,287	Standard Life Aberdeen PLC (United Kingdom)	3,552
671	State Street Corp.	35,744
324	T Rowe Price Group, Inc.	31,639
1,894	UBS Group AG (Switzerland)	17,361
64	Virtu Financial, Inc., Class A	1,332

		1,360,747

	Chemicals - 1.26%
274	Air Products & Chemicals, Inc.	54,693
300	Air Water, Inc. (Japan)	4,108
418	Akzo Nobel, N.V. (Netherlands)	27,491
2,100	Asahi Kasei Corp. (Japan)	14,714
1,085	BASF SE (Germany)	50,715
257	Cabot Corp.	6,713
194	Celanese Corp.	14,238
364	CF Industries Holdings, Inc.	9,901
301	Chemours Co. (The)	2,670
125	Chr Hansen Holding A/S (Denmark)	9,224

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at March 31, 2020 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Chemicals (continued)
212	Covestro AG (Germany)	$6,434
400	Daicel Corp. (Japan)	2,910
1,079	Dow, Inc.	31,550
875	DuPont de Nemours, Inc.	29,837
621	Eastman Chemical Co.	28,926
16	EMS-Chemie Holding AG (Switzerland)	9,979
278	Evonik Industries AG (Germany)	5,806
398	Huntsman Corp.	5,743
176	International Flavors & Fragrances, Inc.	17,966
1,933	Israel Chemicals, Ltd. (Israel)	6,156
300	JSR Corp. (Japan)	5,483
500	Kuraray Co., Ltd. (Japan)	5,031
692	LyondellBasell Industries, N.V., Class A (Netherlands)	34,344
1,900	Mitsubishi Chemical Holdings Corp. (Japan)	11,282
200	Mitsubishi Gas Chemical Co., Inc. (Japan)	2,158
200	Mitsui Chemicals, Inc. (Japan)	3,764
300	Nitto Denko Corp. (Japan)	13,326
268	Olin Corp.	3,128
201	Solvay S.A. (Belgium)	14,486
2,500	Sumitomo Chemical Co., Ltd. (Japan)	7,386
300	Teijin, Ltd. (Japan)	5,075
300	Tosoh Corp. (Japan)	3,390
264	Valvoline, Inc.	3,456
52	Westlake Chemical Corp.	1,985
86	WR Grace & Co.	3,062

		457,130

	Commercial Services & Supplies - 0.07%
300	Dai Nippon Printing Co., Ltd. (Japan)	6,375
2,514	G4S PLC (United Kingdom)	2,860
210	ISS A/S (Denmark) (a)	2,873
216	KAR Auction Services, Inc.	2,592
200	Park24 Co., Ltd. (Japan)	2,948
574	Securitas AB, B Shares (Sweden)	6,166

		23,814

	Communications Equipment - 0.50%
3,983	Cisco Systems, Inc.	156,572
1,262	Juniper Networks, Inc.	24,154

		180,726

	Construction & Engineering - 2.35%
450	ACS Actividades de Construccion y Servicios S.A. (Spain)	8,937
39,481	Boskalis Westminster (Netherlands)	718,996
402	Bouygues S.A. (France)	11,667
161	CIMIC Group, Ltd. (Australia)	2,280
232	Fluor Corp.	1,603
35	HOCHTIEF AG (Germany)	2,298
800	Kajima Corp. (Japan)	8,177
1,000	Obayashi Corp. (Japan)	8,486
654	Skanska AB, B Shares (Sweden) (a)	9,842
300	Taisei Corp. (Japan)	9,149
846	Vinci S.A. (France)	69,126

		850,561

		Value
Shares	Security†	(Note 1)

	Construction Materials - 4.54%
2,402	Boral, Ltd. (Australia)	$3,017
47,240	Buzzi Unicem SpA (Italy)	862,761
1,241	CRH PLC (Ireland)	33,560
12,046	Eagle Materials, Inc.	703,727
193	HeidelbergCement AG (Germany)	8,245
984	LafargeHolcim, Ltd. (Switzerland)	35,910

		1,647,220

	Consumer Finance - 0.20%
857	Ally Financial, Inc.	12,366
791	Discover Financial Services	28,215
403	Navient Corp.	3,055
89	OneMain Holdings, Inc.	1,702
328	Santander Consumer USA Holdings, Inc.	4,562
1,485	Synchrony Financial	23,894

		73,794

	Containers & Packaging - 0.46%
2,947	International Paper Co.	91,740
250	O-I Glass, Inc.	1,778
129	Packaging Corp. of America	11,201
367	Smurfit Kappa Group PLC (Ireland)	10,396
189	Sonoco Products Co.	8,760
1,485	Westrock Co.	41,966

		165,841

	Distributors - 0.06%
317	Genuine Parts Co.	21,344

	Diversified Consumer Services - 0.01%
353	H&R Block, Inc.	4,970

	Diversified Financial Services - 0.08%
739	Equitable Holdings, Inc.	10,678
51	Groupe Bruxelles Lambert S.A. (Belgium)	4,013
454	Jefferies Financial Group, Inc.	6,206
138	Kinnevik AB, Class B (Sweden)	2,251
500	ORIX Corp. (Japan)	5,965
25	Pargesa Holding S.A. (Switzerland)	1,651

		30,764

	Diversified Telecommunication Services - 1.30%
4,301	AT&T, Inc.	125,374
6,196	BT Group PLC (United Kingdom)	9,012
1,662	CenturyLink, Inc.	15,723
1,986	Deutsche Telekom AG (Germany)	25,650
5,000	HKT Trust & HKT, Ltd. (Hong Kong)	6,800
3,386	Koninklijke KPN, N.V. (Netherlands)	8,097
1,000	Nippon Telegraph & Telephone Corp. (Japan)	23,917
1,778	Orange S.A. (France)	21,527
6,000	PCCW, Ltd. (Hong Kong)	3,290
218	Proximus SADP (Belgium)	5,006
12,400	Singapore Telecommunications, Ltd. (Singapore)	22,106
22	Swisscom AG (Switzerland)	11,781
5,279	Telecom Italia SpA (Italy)	2,063
714	Telefonica Deutschland Holding AG (Germany)	1,753
3,931	Telefonica S.A. (Spain)	17,890
757	Telenor ASA (Norway)	11,064
2,461	Telia Co. AB (Sweden)	8,809

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at March 31, 2020 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Diversified Telecommunication Services (continued)
2,796	Verizon Communications, Inc.	$150,229

		470,091

	Electric Utilities - 1.01%
132	Alliant Energy Corp.	6,374
271	American Electric Power Co., Inc.	21,675
2,126	AusNet Services (Australia)	2,232
400	Chubu Electric Power Co., Inc. (Japan)	5,645
200	Chugoku Electric Power Co., Inc. (The) (Japan)	2,790
1,000	CK Infrastructure Holdings, Ltd. (Bermuda)	5,294
2,000	CLP Holdings, Ltd. (Hong Kong)	18,320
418	Duke Energy Corp.	33,808
283	Edison International	15,506
302	Endesa S.A. (Spain)	6,390
5,459	Enel SpA (Italy)	37,655
124	Entergy Corp.	11,652
152	Evergy, Inc.	8,368
157	Eversource Energy	12,279
671	Exelon Corp.	24,700
317	FirstEnergy Corp.	12,702
213	Fortum Oyj (Finland)	3,099
53	Hawaiian Electric Industries, Inc.	2,282
5,000	HK Electric Investments & HK Electric Investments, Ltd. (Hong Kong)	4,800
35	IDACORP, Inc.	3,073
600	Kansai Electric Power Co., Inc. (The) (Japan)	6,679
300	Kyushu Electric Power Co., Inc. (Japan)	2,406
176	NRG Energy, Inc.	4,798
162	OGE Energy Corp.	4,978
74	Pinnacle West Capital Corp.	5,609
1,500	Power Assets Holdings, Ltd. (Hong Kong)	8,898
537	PPL Corp.	13,253
319	Red Electrica Corp. S.A. (Spain)	5,732
675	Southern Co. (The)	36,545
769	SSE PLC (United Kingdom)	12,357
1,061	Terna Rete Elettrica Nazionale SpA (Italy)	6,669
400	Tohoku Electric Power Co., Inc. (Japan)	3,845
244	Xcel Energy, Inc.	14,713

		365,126

	Electrical Equipment - 0.62%
3,458	ABB, Ltd. (Switzerland)	60,104
517	Eaton Corp. PLC (Ireland)	40,166
1,016	Emerson Electric Co.	48,412
90	Hubbell, Inc.	10,327
2,800	Mitsubishi Electric Corp. (Japan)	34,205
267	nVent Electric PLC (Ireland)	4,504
177	Rockwell Automation, Inc.	26,711

		224,429

	Electronic Equipment, Instruments & Components - 0.69%
400	Alps Alpine Co., Ltd. (Japan)	3,854
130	Avnet, Inc.	3,263
2,477	Corning, Inc.	50,878
100	Hirose Electric Co., Ltd. (Japan)	10,309
100	Hitachi High-Tech Corp. (Japan)	7,387
1,400	Hitachi, Ltd. (Japan)	40,217

		Value
Shares	Security†	(Note 1)

	Electronic Equipment, Instruments & Components (continued)
116	Ingenico Group S.A. (France)	$12,126
500	Kyocera Corp. (Japan)	29,505
900	Murata Manufacturing Co., Ltd. (Japan)	44,743
213	National Instruments Corp.	7,046
300	Omron Corp. (Japan)	15,511
200	TDK Corp. (Japan)	15,378
500	Venture Corp, Ltd. (Singapore)	4,763
400	Yokogawa Electric Corp. (Japan)	4,785

		249,765

	Energy Equipment & Services - 3.76%
959	Baker Hughes Co.	10,070
10,543	Drilling Co. of 1972 A/S (The) (Denmark) (a)	200,860
1,647	Halliburton Co.	11,282
260	Helmerich & Payne, Inc.	4,069
226,053	PGS ASA (Norway) (a)	64,995
3,996	Schlumberger, Ltd.	53,906
78,259	Subsea 7, S.A. (Luxembourg)	369,643
705	Tenaris S.A. (Luxembourg)	4,253
91,105	Tidewater, Inc. (a)	645,023

		1,364,101

	Entertainment - 0.01%
533	Cinemark Holdings, Inc.	5,431

	Equity Real Estate Investment Trusts (REITs) - 4.57%
102	Alexandria Real Estate Equities, Inc., REIT	13,980
184	American Campus Communities, Inc., REIT	5,106
180	Americold Realty Trust, REIT	6,127
165	Apartment Investment & Management Co., Class A, REIT	5,800
276	Apple Hospitality REIT, Inc., REIT	2,531
138	AvalonBay Communities, Inc., REIT	20,309
146	Boston Properties, Inc., REIT	13,466
205	Brandywine Realty Trust, REIT	2,157
910	British Land Co. PLC (The), REIT (United Kingdom)	3,795
301	Brixmor Property Group, Inc., REIT	2,860
90	Camden Property Trust, REIT	7,132
4,500	CapitaLand Commercial Trust, REIT (Singapore)	4,829
4,300	CapitaLand Mall Trust, REIT (Singapore)	5,392
148	Columbia Property Trust, Inc., REIT	1,850
38	CoreSite Realty Corp., REIT	4,404
125	Corporate Office Properties Trust, REIT	2,766
146	Cousins Properties, Inc., REIT	4,273
57	Covivio, REIT (France)	3,201
375	Crown Castle International Corp., REIT	54,150
211	CubeSmart, REIT	5,653
107	CyrusOne, Inc., REIT	6,607
3	Daiwa House REIT Investment Corp., REIT (Japan)	7,353
158	Digital Realty Trust, Inc., REIT	21,948
206	Douglas Emmett, Inc., REIT	6,285
328	Duke Realty Corp., REIT	10,621
149	Empire State Realty Trust, Inc., Class A, REIT	1,335
101	EPR Properties, REIT	2,446
341	Equity Residential, REIT	21,043

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at March 31, 2020 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Equity Real Estate Investment Trusts (REITs) (continued)
71	Essex Property Trust, Inc., REIT	$15,637
128	Extra Space Storage, Inc., REIT	12,257
93	Federal Realty Investment Trust, REIT	6,939
286	Gaming and Leisure Properties, Inc., REIT	7,925
48	Gecina S.A., REIT (France)	6,316
1,915	GPT Group (The), REIT (Australia)	4,255
189	Healthcare Trust of America, Inc., Class A, REIT	4,589
474	Healthpeak Properties, Inc., REIT	11,305
127	Highwoods Properties, Inc., REIT	4,498
783	Host Hotels & Resorts, Inc., REIT	8,644
160	Hudson Pacific Properties, Inc., REIT	4,058
37	ICADE, REIT (France)	2,904
308	Iron Mountain, Inc., REIT	7,330
3	Japan Retail Fund Investment Corp., REIT (Japan)	3,410
121	JBG SMITH Properties, REIT	3,851
92	Kilroy Realty Corp., REIT	5,860
528	Kimco Realty Corp., REIT	5,106
210	Klepierre S.A., REIT (France)	4,003
88	Lamar Advertising Co., Class A, REIT	4,513
683	Land Securities Group PLC, REIT (United Kingdom)	4,710
46	Life Storage, Inc., REIT	4,349
2,700	Link REIT, REIT (Hong Kong)	22,757
17,709	Macerich Co. (The), REIT	99,702
544	Medical Properties Trust, Inc., REIT	9,406
86	Mid-America Apartment Communities, Inc., REIT	8,861
3,704	Mirvac Group, REIT (Australia)	4,706
186	National Retail Properties, Inc., REIT	5,987
3	Nippon Prologis REIT, Inc., REIT (Japan)	7,548
3	Nomura Real Estate Master Fund, Inc., REIT (Japan)	3,816
300	Omega Healthcare Investors, Inc., REIT	7,962
3	Orix JREIT, Inc., REIT (Japan)	3,946
215	Outfront Media, Inc., REIT	2,898
209	Paramount Group, Inc., REIT	1,839
293	Park Hotels & Resorts, Inc., REIT	2,318
703	Prologis, Inc., REIT	56,500
130	Public Storage, REIT	25,819
140	Rayonier, Inc., REIT	3,297
306	Realty Income Corp., REIT	15,257
188	Regency Centers Corp., REIT	7,225
346	Retail Properties of America, Inc., Class A, REIT	1,789
5,264	Scentre Group, REIT (Australia)	5,042
267	Service Properties Trust, REIT	1,442
397	Simon Property Group, Inc., REIT	21,779
287	SITE Centers Corp., REIT	1,495
99	SL Green Realty Corp., REIT	4,267
131	Spirit Realty Capital, Inc., REIT	3,426
2,298	Stockland, REIT (Australia)	3,534
285	STORE Capital Corp., REIT	5,164
3,400	Suntec Real Estate Investment Trust, REIT (Singapore)	2,973
270	UDR, Inc., REIT	9,866

		Value
Shares	Security†	(Note 1)

	Equity Real Estate Investment Trusts (REITs) (continued)
162	Unibail-Rodamco-Westfield, REIT (Netherlands)	$9,287
3	United Urban Investment Corp., REIT (Japan)	3,001
443	Ventas, Inc., REIT	11,872
1,187	VEREIT, Inc., REIT	5,804
512	VICI Properties, Inc., REIT	8,520
3,147	Vicinity Centres, REIT (Australia)	1,969
12,639	Vornado Realty Trust, REIT	457,658
151	Weingarten Realty Investors, REIT	2,179
522	Welltower, Inc., REIT	23,897
23,240	Weyerhaeuser Co., REIT	393,918
152	WP Carey, Inc., REIT	8,828

		1,657,432

	Food & Staples Retailing - 0.58%
103	Casino Guichard Perrachon S.A. (France)	3,942
800	Dairy Farm International Holdings, Ltd. (Bermuda)	3,680
147	ICA Gruppen AB (Sweden)	6,140
2,617	J Sainsbury PLC (United Kingdom)	6,771
2,149	Koninklijke Ahold Delhaize, N.V. (Netherlands)	50,064
100	Lawson, Inc. (Japan)	5,489
231	METRO AG (Germany)	1,967
1,200	Seven & i Holdings Co., Ltd. (Japan)	39,630
710	Sysco Corp.	32,397
1,193	Walgreens Boots Alliance, Inc.	54,580
2,945	Wm Morrison Supermarkets PLC (United Kingdom)	6,434

		211,094

	Food Products - 1.17%
840	Archer-Daniels-Midland Co. (United Kingdom)	29,551
3,279	Bunge, Ltd. (Bermuda)	134,537
183	Campbell Soup Co.	8,447
459	Conagra Brands, Inc.	13,467
935	Danone S.A. (France)	59,839
237	Flowers Foods, Inc.	4,863
643	General Mills, Inc.	33,931
279	Ingredion, Inc.	21,065
213	JM Smucker Co. (The)	23,643
438	Kellogg Co.	26,276
1,307	Kraft Heinz Co. (The)	32,335
773	Mowi ASA (Norway)	11,687
434	Tyson Foods, Inc., Class A	25,116

		424,757

	Gas Utilities - 0.14%
1,101	APA Group (Australia)	6,987
375	Enagas S.A. (Spain)	7,398
51	National Fuel Gas Co.	1,902
278	Naturgy Energy Group S.A. (Spain)	4,877
200	Osaka Gas Co., Ltd. (Japan)	3,755
2,881	Snam SpA (Italy)	13,167
300	Tokyo Gas Co., Ltd. (Japan)	7,069
152	UGI Corp.	4,054

		49,209

	Health Care Equipment & Supplies - 0.41%
1,638	Medtronic PLC (Ireland)	147,715

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at March 31, 2020 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Health Care Providers & Services - 0.37%
300	Alfresa Holdings Corp. (Japan)	$5,584
438	Cardinal Health, Inc.	20,998
1,789	CVS Health Corp.	106,141

		132,723

	Hotels, Restaurants & Leisure - 0.98%
1,290	Carnival Corp. (Panama)	16,989
324	Carnival PLC (United Kingdom)	3,867
773	Crown Resorts, Ltd. (Australia)	3,587
275	Darden Restaurants, Inc.	14,977
107	Dunkin’ Brands Group, Inc.	5,682
846	Extended Stay America, Inc.	6,184
139	Flutter Entertainment PLC (Ireland)	12,503
539	Las Vegas Sands Corp.	22,891
923	McDonald’s Corp.	152,618
971	MGM Resorts International	11,458
303	Royal Caribbean Cruises, Ltd. (Liberia)	9,748
6,800	Sands China, Ltd. (Cayman Islands)	24,739
778	Six Flags Entertainment Corp.	9,756
150	Sodexo S.A. (France)	10,073
3,721	Tabcorp Holdings, Ltd. (Australia)	5,759
856	TUI AG (Germany)	3,747
151	Vail Resorts, Inc.	22,304
171	Wyndham Destinations, Inc.	3,711
176	Wyndham Hotels & Resorts, Inc.	5,546
170	Wynn Resorts, Ltd.	10,232

		356,371

	Household Durables - 3.59%
1,969	Barratt Developments PLC (United Kingdom)	10,643
400	Casio Computer Co., Ltd. (Japan)	5,597
520	Electrolux AB, Class B (Sweden)	6,424
160	Garmin, Ltd. (Switzerland)	11,994
913	Husqvarna AB, B Shares (Sweden)	4,542
200	Iida Group Holdings Co., Ltd. (Japan)	2,764
246	Leggett & Platt, Inc.	6,563
17,487	Lennar Corp., B Shares	505,724
8,216	Mohawk Industries, Inc. (a)	626,388
2,467	Newell Brands, Inc.	32,762
600	Nikon Corp. (Japan)	5,507
3,600	Panasonic Corp. (Japan)	27,253
554	Persimmon PLC (United Kingdom)	13,096
600	Sekisui Chemical Co., Ltd. (Japan)	7,904
1,000	Sekisui House, Ltd. (Japan)	16,492
5,854	Taylor Wimpey PLC (United Kingdom)	8,424
113	Whirlpool Corp.	9,695

		1,301,772

	Household Products - 0.92%
110	Clorox Co. (The)	19,058
1,031	Colgate-Palmolive Co.	68,417
83	Energizer Holdings, Inc.	2,511
360	Kimberly-Clark Corp.	46,033
1,253	Procter & Gamble Co. (The)	137,830
753	Reckitt Benckiser Group PLC (United Kingdom)	57,360

		Value
Shares	Security†	(Note 1)

	Household Products (continued)
54	Spectrum Brands Holdings, Inc.	$1,964

		333,173

	Independent Power and Renewable Electricity Producers - 0.04%
462	AES Corp.	6,283
100	Electric Power Development Co., Ltd. (Japan)	2,004
134	Uniper SE (Germany)	3,292
278	Vistra Energy Corp.	4,437

		16,016

	Industrial Conglomerates - 4.39%
961	3M Co.	131,186
160,898	CK Hutchison Holdings, Ltd. (Cayman Islands).	1,072,411
828	Honeywell International, Inc.	110,778
1,200	Keppel Corp, Ltd. (Singapore)	4,463
3,000	NWS Holdings, Ltd. (Bermuda)	3,057
164,173	Quinenco S.A. (Chile)	189,985
873	Siemens AG (Germany)	73,101
487	Smiths Group PLC (United Kingdom)	7,343

		1,592,324

	Insurance - 3.68%
135	Admiral Group PLC (United Kingdom)	3,718
1,687	Aegon, N.V. (Netherlands)	4,213
1,328	Aflac, Inc.	45,471
210	Ageas (Belgium)	8,751
200	Allianz SE (Germany)	34,060
1,697	American International Group, Inc.	41,152
661	Assicurazioni Generali SpA (Italy)	8,953
2,457	Aviva PLC (United Kingdom)	8,078
1,450	AXA S.A. (France)	24,551
184	Axis Capital Holdings, Ltd. (Bermuda)	7,112
39	Baloise Holding AG (Switzerland)	5,085
184	Cincinnati Financial Corp.	13,883
48	CNA Financial Corp.	1,490
159	CNP Assurances (France)	1,540
600	Dai-ichi Life Holdings, Inc. (Japan)	7,125
1,058	Direct Line Insurance Group PLC (United Kingdom)	3,862
27	Erie Indemnity Co., Class A	4,002
62	Everest Re Group, Ltd. (Bermuda)	11,930
489	Fidelity National Financial, Inc.	12,166
152	First American Financial Corp.	6,446
31	Hannover Rueck SE (Germany)	4,377
540	Hartford Financial Services Group, Inc. (The)	19,030
1,514	Insurance Australia Group, Ltd. (Australia)	5,712
1,000	Japan Post Holdings Co., Ltd. (Japan)	7,823
3,636	Legal & General Group PLC (United Kingdom)	8,591
1,345	Lincoln National Corp.	35,400
1,030	Mapfre S.A. (Spain)	1,747
1,851	Medibank Pvt, Ltd. (Australia)	3,044
70	Mercury General Corp.	2,850
1,359	MetLife, Inc.	41,545
200	MS&AD Insurance Group Holdings, Inc. (Japan)	5,580
66	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	13,271
257	NN Group, N.V. (Netherlands)	6,984

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at March 31, 2020 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Insurance (continued)
35,112	Old Republic International Corp.	$535,458
335	Poste Italiane SpA (Italy)	2,820
1,288	Principal Financial Group, Inc.	40,366
2,207	Prudential Financial, Inc.	115,073
79	Reinsurance Group of America, Inc.	6,647
179	Sampo Oyj, A Shares (Finland)	5,164
137	SCOR SE (France)	3,014
200	Sompo Holdings, Inc. (Japan)	6,165
100	Sony Financial Holdings, Inc. (Japan)	1,679
872	Suncorp Group, Ltd. (Australia)	4,842
27	Swiss Life Holding AG (Switzerland)	9,062
245	Swiss Re AG (Switzerland)	18,865
400	T&D Holdings, Inc. (Japan)	3,243
400	Tokio Marine Holdings, Inc. (Japan)	18,302
815	Travelers Cos., Inc. (The)	80,970
64	Tryg A/S (Denmark)	1,558
2,181	Unum Group	32,737
108	Zurich Insurance Group AG (Switzerland)	37,941

		1,333,448

	IT Services - 0.93%
106	Alliance Data Systems Corp.	3,567
179	Atos SE (France)	11,926
625	Automatic Data Processing, Inc.	85,425
475	DXC Technology Co.	6,199
300	Fujitsu, Ltd. (Japan)	27,021
1,209	International Business Machines Corp.	134,114
400	NEC Corp. (Japan)	14,565
500	Nomura Research Institute, Ltd. (Japan)	10,561
453	Paychex, Inc.	28,503
676	Sabre Corp.	4,009
734	Western Union Co. (The)	13,307

		339,197

	Leisure Products - 0.08%
269	Hasbro, Inc.	19,247
105	Polaris, Inc.	5,056
100	Sankyo Co., Ltd. (Japan)	2,900
200	Sega Sammy Holdings, Inc. (Japan)	2,426

		29,629

	Machinery - 1.10%
600	Amada Holdings Co., Ltd. (Japan)	4,703
220	ANDRITZ AG (Austria)	6,893
808	Caterpillar, Inc.	93,760
76	Crane Co.	3,738
302	Cummins, Inc.	40,867
569	Electrolux Professional AB, Class B (Sweden) (a)	1,639
176	Flowserve Corp.	4,205
165	GEA Group AG (Germany)	3,409
400	Hino Motors, Ltd. (Japan)	2,133
200	Hitachi Construction Machinery Co., Ltd. (Japan)	4,011
300	IHI Corp. (Japan)	3,494
517	Illinois Tool Works, Inc.	73,476
200	Kawasaki Heavy Industries, Ltd. (Japan)	2,878

		Value
Shares	Security†	(Note 1)

	Machinery (continued)
1,400	Komatsu, Ltd. (Japan)	$22,657
198	Kone Oyj, Class B (Finland)	11,088
130	Lincoln Electric Holdings, Inc.	8,970
500	Mitsubishi Heavy Industries, Ltd. (Japan)	12,601
200	Nabtesco Corp. (Japan)	4,575
400	NGK Insulators, Ltd. (Japan)	5,206
600	NSK, Ltd. (Japan)	3,819
648	SKF AB, B Shares (Sweden)	8,830
236	Snap-on, Inc.	25,681
200	Sumitomo Heavy Industries, Ltd. (Japan)	3,578
100	Timken Co. (The)	3,234
436	Trinity Industries, Inc.	7,006
2,702	Volvo AB, B Shares (Sweden)	32,116
424	Wartsila O.Y.J. Abp (Finland)	3,096

		397,663

	Marine - 0.09%
5	AP Moller - Maersk A/S, Class A (Denmark)	4,107
8	AP Moller - Maersk A/S, Class B (Denmark)	7,091
98	Kuehne + Nagel International AG (Switzerland)	13,350
300	Mitsui OSK Lines, Ltd. (Japan)	4,808
300	Nippon Yusen KK (Japan)	3,543

		32,899

	Media - 0.82%
3,872	Comcast Corp., Class A	133,119
200	Dentsu Group, Inc. (Japan)	3,864
346	Eutelsat Communications S.A. (France)	3,597
4,711	Interpublic Group of Cos., Inc. (The)	76,271
6,430	ITV PLC (United Kingdom)	5,277
173	John Wiley & Sons, Inc., Class A	6,486
69	Nexstar Media Group, Inc., Class A	3,983
393	Omnicom Group, Inc.	21,576
358	Publicis Groupe S.A. (France)	10,231
805	SES S.A. (Luxembourg)	4,723
104	Sinclair Broadcast Group, Inc., Class A	1,672
2,900	Singapore Press Holdings, Ltd. (Singapore)	3,750
534	ViacomCBS, Inc., Class B	7,481
2,013	WPP PLC (United Kingdom)	13,686

		295,716

	Metals & Mining - 7.01%
4,185	Alumina, Ltd. (Australia)	3,751
1,481	Anglo American PLC (United Kingdom)	25,952
518	Antofagasta PLC (United Kingdom)	4,947
2,795	BHP Group PLC (United Kingdom)	43,377
4,987	BHP Group, Ltd. (Australia)	90,471
439	Boliden AB (Sweden)	7,876
897,426	Capstone Mining Corp. (Canada) (a)	283,774
16,041	Glencore PLC (Switzerland)	24,279
284,339	Lundin Mining Corp. (Canada)	1,068,822
100	Maruichi Steel Tube, Ltd. (Japan)	2,395
200	Mitsubishi Materials Corp. (Japan)	4,089
553	Nucor Corp.	19,919
87	Reliance Steel & Aluminum Co.	7,620
1,549	Rio Tinto PLC (Australia)	71,009
668	Rio Tinto, Ltd. (Australia)	34,415
8,207	South32, Ltd. (Australia)	9,060

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at March 31, 2020 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Metals & Mining (continued)
378	Steel Dynamics, Inc.	$8,520
307	voestalpine AG (Austria)	6,194
77,878	Warrior Met Coal, Inc.	827,064

		2,543,534

	Mortgage Real Estate Investment Trusts (REITs) - 0.04%
725	AGNC Investment Corp., REIT	7,670
754	MFA Financial, Inc., REIT	1,169
472	Starwood Property Trust, Inc., REIT	4,838
379	Two Harbors Investment Corp., REIT	1,444

		15,121

	Multiline Retail - 0.24%
1,257	Harvey Norman Holdings, Ltd. (Australia)	2,308
400	J Front Retailing Co., Ltd. (Japan)	3,301
474	Kohl’s Corp.	6,916
953	Macy’s, Inc.	4,679
3,326	Marks & Spencer Group PLC (United Kingdom).	4,032
300	Marui Group Co., Ltd. (Japan)	5,019
403	Nordstrom, Inc.	6,182
582	Target Corp.	54,108

		86,545

	Multi-Utilities - 0.65%
618	AGL Energy, Ltd. (Australia)	6,468
116	Ameren Corp.	8,448
472	CenterPoint Energy, Inc.	7,292
4,910	Centrica PLC (United Kingdom)	2,314
160	CMS Energy Corp.	9,400
185	Consolidated Edison, Inc.	14,430
548	Dominion Energy, Inc.	39,560
154	DTE Energy Co.	14,625
1,262	E.ON SE (Germany)	12,945
1,665	Engie S.A. (France)	17,050
140	MDU Resources Group, Inc.	3,010
2,502	National Grid PLC (United Kingdom)	29,234
360	Public Service Enterprise Group, Inc.	16,168
234	Sempra Energy	26,440
375	Suez (France)	3,810
497	Veolia Environnement S.A. (France)	10,497
147	WEC Energy Group, Inc.	12,955

		234,646

	Oil, Gas & Consumable Fuels - 3.26%
984	Apache Corp. (Australia)	4,113
18,958	BP PLC (United Kingdom)	77,745
709	Cabot Oil & Gas Corp.	12,188
1,980	Chevron Corp.	143,471
126	Cimarex Energy Co.	2,121
1,834	ConocoPhillips	56,487
479	Devon Energy Corp.	3,310
253	Diamondback Energy, Inc.	6,629
3,769	Eni SpA (Italy)	37,454
725	EOG Resources, Inc.	26,042
1,674	Equinor ASA (Norway)	20,868
3,932	Exxon Mobil Corp.	149,298
315	Hess Corp.	10,489
235	HollyFrontier Corp.	5,760

		Value
Shares	Security†	(Note 1)

	Oil, Gas & Consumable Fuels (continued)
300	Idemitsu Kosan Co., Ltd. (Japan)	$6,847
1,800	Inpex Corp. (Japan)	10,098
4,900	JXTG Holdings, Inc. (Japan)	16,696
3,768	Kinder Morgan, Inc.	52,451
115	Koninklijke Vopak, N.V. (Netherlands)	6,039
343	Lundin Petroleum AB (Sweden)	6,475
920	Marathon Oil Corp.	3,027
1,730	Marathon Petroleum Corp.	40,863
1,029	Noble Energy, Inc.	6,215
2,662	Occidental Petroleum Corp.	30,826
304	OMV AG (Austria)	8,320
868	ONEOK, Inc.	18,931
227	PBF Energy, Inc., Class A	1,607
839	Phillips 66	45,012
213	Pioneer Natural Resources Co.	14,942
2,236	Repsol S.A. (Spain)	19,948
4,358	Royal Dutch Shell PLC, A Shares (United Kingdom)	75,714
4,462	Royal Dutch Shell PLC, B Shares (United Kingdom)	74,846
2,848	Total S.A. (France)	107,309
733	Valero Energy Corp.	33,249
1,982	Williams Cos., Inc. (The)	28,045
1,564	Woodside Petroleum, Ltd. (Australia)	17,355

		1,180,790

	Paper & Forest Products - 2.31%
98	Domtar Corp.	2,121
182,211	Interfor Corp. (Canada) (a)	810,517
1,300	Oji Holdings Corp. (Japan)	6,911
539	Stora Enso Oyj, R Shares (Finland)	5,389
434	UPM-Kymmene Oyj (Finland)	11,834

		836,772

	Personal Products - 0.37%
989	Coty, Inc., Class A	5,103
117	Nu Skin Enterprises, Inc., Class A	2,556
200	Pola Orbis Holdings, Inc. (Japan)	3,677
2,521	Unilever, N.V. (Netherlands)	123,911

		135,247

	Pharmaceuticals - 4.10%
2,900	Astellas Pharma, Inc. (Japan)	44,681
1,008	AstraZeneca PLC (United Kingdom)	89,812
1,055	Bayer AG (Germany)	60,450
2,797	Bristol-Myers Squibb Co.	155,905
5,682	GlaxoSmithKline PLC (United Kingdom)	106,618
93	H Lundbeck A/S (Denmark)	2,731
1,118	Johnson & Johnson	146,603
2,026	Merck & Co., Inc.	155,880
1,536	Novartis AG (Switzerland)	126,718
1,638	Novo Nordisk A/S (Denmark)	97,815
4,686	Pfizer, Inc.	152,951
469	Roche Holding AG (Switzerland)	150,897
1,409	Sanofi (France)	121,984
2,400	Takeda Pharmaceutical Co., Ltd. (Japan)	73,076

		1,486,121

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at March 31, 2020 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Professional Services - 0.18%
326	Adecco Group AG (Switzerland)	$12,846
109	ManpowerGroup, Inc.	5,776
248	Randstad, N.V. (Netherlands)	8,752
237	Robert Half International, Inc.	8,947
12	SGS S.A. (Switzerland)	27,678

		63,999

	Real Estate Management & Development - 3.97%
902	Aroundtown S.A. (Luxembourg)	4,515
34	Azrieli Group, Ltd. (Israel)	1,944
127,203	CK Asset Holdings, Ltd. (Cayman Islands)	690,164
40	Daito Trust Construction Co., Ltd. (Japan)	3,715
400	Daiwa House Industry Co., Ltd. (Japan)	9,883
123,909	Five Point Holdings, LLC, Class A (a)	628,219
3,000	Hang Lung Properties Ltd. (Hong Kong)	6,050
2,000	Henderson Land Development Co., Ltd. (Hong Kong)	7,570
1,500	Hongkong Land Holdings, Ltd. (Bermuda)	5,612
200	Hulic Co., Ltd. (Japan)	2,024
1,000	Kerry Properties, Ltd. (Bermuda)	2,615
9,000	New World Development Co., Ltd. (Hong Kong)	9,596
100	Nomura Real Estate Holdings, Inc. (Japan)	1,618
4,000	Sino Land Co., Ltd. (Hong Kong)	5,034
2,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	26,148
500	Swire Pacific, Ltd., Class A (Hong Kong)	3,183
1,600	Swire Properties, Ltd. (Hong Kong)	4,470
73	Swiss Prime Site AG (Switzerland)	7,105
400	Tokyu Fudosan Holdings Corp. (Japan)	1,921
318	Vonovia SE (Germany)	15,818
1,000	Wharf Real Estate Investment Co Ltd. (Cayman Islands)	4,079

		1,441,283

	Road & Rail - 0.65%
3,494	Aurizon Holdings, Ltd. (Australia)	9,055
4,700	ComfortDelGro Corp, Ltd. (Singapore)	5,005
200	Kyushu Railway Co. (Japan)	5,745
100	Nippon Express Co., Ltd. (Japan)	4,878
361	Norfolk Southern Corp.	52,706
489	Ryder System, Inc.	12,929
1,043	Union Pacific Corp.	147,105

		237,423

	Semiconductors & Semiconductor Equipment - 1.91%
464	Analog Devices, Inc.	41,598
900	ASM Pacific Technology, Ltd. (Cayman Islands)	8,345
653	Broadcom, Inc.	154,826
2,795	Intel Corp.	151,266
174	KLA Corp.	25,011
699	Maxim Integrated Products, Inc.	33,978
1,465	QUALCOMM, Inc.	99,107
100	Rohm Co., Ltd. (Japan)	5,428
1,257	Texas Instruments, Inc.	125,612
250	Tokyo Electron, Ltd. (Japan)	46,593

		691,764

		Value
Shares	Security†	(Note 1)

	Software - 0.29%
748	NortonLifeLock, Inc.	$13,995
714	SAP SE (Germany)	79,717
200	Trend Micro, Inc. (Japan)	9,876

		103,588

	Specialty Retail - 0.76%
332	Best Buy Co., Inc.	18,924
283	Dick’s Sporting Goods, Inc.	6,016
81	Dufry AG (Switzerland)	2,486
500	Foot Locker, Inc.	11,025
745	Gap, Inc. (The)	5,245
1,775	Hennes & Mauritz AB, B Shares (Sweden)	22,714
806	Home Depot, Inc. (The)	150,488
1,229	Industria de Diseno Textil S.A. (Spain)	31,848
3,142	Kingfisher PLC (United Kingdom)	5,519
362	L Brands, Inc.	4,185
81	Penske Automotive Group, Inc.	2,268
300	USS Co., Ltd. (Japan)	4,114
157	Williams-Sonoma, Inc.	6,676
1,000	Yamada Denki Co., Ltd. (Japan)	3,983

		275,491

	Technology Hardware, Storage & Peripherals - 0.59%
400	Brother Industries, Ltd. (Japan)	6,059
1,500	Canon, Inc. (Japan)	32,596
600	FUJIFILM Holdings Corp. (Japan)	29,568
2,642	Hewlett Packard Enterprise Co.	25,654
3,216	HP, Inc.	55,830
900	Konica Minolta, Inc. (Japan)	3,626
433	NetApp, Inc.	18,052
1,100	Ricoh Co., Ltd. (Japan)	8,031
500	Seiko Epson Corp. (Japan)	5,382
507	Western Digital Corp.	21,101
377	Xerox Holdings Corp.	7,140

		213,039

	Textiles, Apparel & Luxury Goods - 0.37%
73	Carter’s, Inc.	4,798
956	Cie Financiere Richemont S.A. (Switzerland)	51,102
1,348	Hanesbrands, Inc.	10,609
168	Pandora A/S (Denmark)	5,398
150	Ralph Lauren Corp.	10,025
58	Swatch Group AG (The) (Switzerland)	11,391
93	Swatch Group AG (The) (Switzerland)	3,601
663	Tapestry, Inc.	8,586
480	VF Corp.	25,958
1,500	Yue Yuen Industrial Holdings, Ltd. (Bermuda)	2,292

		133,760

	Thrifts & Mortgage Finance - 0.01%
538	New York Community Bancorp, Inc.	5,052

	Tobacco - 1.15%
3,242	Altria Group, Inc.	125,368
3,017	British American Tobacco PLC (United Kingdom)	102,775
1,450	Imperial Brands PLC (United Kingdom)	26,760
1,800	Japan Tobacco, Inc. (Japan)	33,294

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at March 31, 2020 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	Tobacco (continued)
1,787	Philip Morris International, Inc.	$130,380

		418,577

	Trading Companies & Distributors - 0.58%
835	Fastenal Co.	26,094
2,100	ITOCHU Corp. (Japan)	43,459
2,300	Marubeni Corp. (Japan)	11,415
2,000	Mitsubishi Corp. (Japan)	42,304
2,600	Mitsui & Co., Ltd. (Japan)	36,097
198	MSC Industrial Direct Co., Inc., Class A	10,884
1,900	Sumitomo Corp. (Japan)	21,668
300	Toyota Tsusho Corp. (Japan)	7,008
63	Watsco, Inc.	9,956

		208,885

	Transportation Infrastructure - 0.72%
83	Aena SME S.A. (Spain)	9,005
791	Atlantia SpA (Italy)	9,826
74	Fraport AG Frankfurt Airport Services Worldwide (Germany)	2,979
2,193,100	Hutchison Port Holdings Trust (Singapore)	225,569
183	Macquarie Infrastructure Corp.	4,621
2,175	Sydney Airport (Australia)	7,515

		259,515

	Water Utilities - 0.02%
548	United Utilities Group PLC (United Kingdom)	6,134

	Wireless Telecommunication Services - 0.36%
1,300	KDDI Corp. (Japan)	38,400
150	Millicom International Cellular S.A. (Luxembourg)	4,168
1,000	NTT DOCOMO, Inc. (Japan)	31,273
1,200	Softbank Corp. (Japan)	15,287
493	Tele2 AB, B Shares (Sweden)	6,568
199	Telephone & Data Systems, Inc.	3,335
22,893	Vodafone Group PLC (United Kingdom)	31,671

		130,702

	Total Common Stocks (Cost $51,711,411)	34,229,850

Preferred Stocks - 0.10%
	Automobiles - 0.10%
71	Bayerische Motoren Werke AG (Germany)	3,011
192	Porsche Automobil Holding SE (Germany)	8,025
238	Volkswagen AG (Germany)	27,417

		38,453

	Consumer Products - 0.00%
827,257	Home Products International, Inc., Series A, Convertible, 8.000% (a)(b)(c)(d)	—

	Total Preferred Stocks (Cost $36,283)	38,453

	Total Investment Portfolio - 95.11% (Cost $51,992,192)	34,484,909

Value
(Note 1)

Other Assets less Liabilities - 4.89%	$1,771,849

NET ASSETS - 100.00%
(Applicable to 3,743,816 shares outstanding)	$36,256,758

NET ASSET VALUE PER SHARE	$9.68

Notes:

(a) Non-income producing security.

(b) Fair-valued security.

(c) Security subject to restrictions on resale.

Market
		Acquisition		Value
Shares	Issuer	Date	Cost	Per Unit
827,257	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	3/16/07 - 10/2/17	$-	$ -
At March 31, 2020, the restricted security was valued at $0.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at March 31, 2020 (Unaudited)

% of
Summary of Investments by Industry	Net Assets
Banks	7.81%
Metals & Mining	7.01
Automobiles	5.42
Equity Real Estate Investment Trusts (REITs)	4.57
Construction Materials	4.54
Industrial Conglomerates	4.39
Pharmaceuticals	4.10
Real Estate Management & Development	3.97
Energy Equipment & Services	4.36
Capital Markets	3.75
Other Investments	45.19
Other Assets less Liabilities	4.89

Total	100.00%

% of
Country Concentration	Net Assets
United States	48.96%
Germany	7.60
Canada	5.97
Cayman Islands	4.96
Japan	4.95
Ireland	3.25
United Kingdom	2.90
Netherlands	2.81
Italy	2.76
Switzerland	1.81
France	1.79
Australia	1.20
Luxembourg	1.07
Denmark	0.96
Singapore	0.86
Bermuda	0.55
Chile	0.52
Spain	0.43
Sweden	0.43
Hong Kong	0.40
Norway	0.32
Belgium	0.21
Finland	0.15
Austria	0.09
Panama	0.05
Israel	0.04
Puerto Rico	0.04
Liberia	0.03

Total	95.11%

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Portfolio of Investments

March 31, 2020 (Unaudited)

Security valuation:

The Portfolio’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Portfolio determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Portfolio.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the Exchange are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At March 31, 2020, such securities were valued at $0. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Portfolio’s procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The Portfolio may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Portfolio prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•     Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•     Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Portfolio of Investments (continued)

March 31, 2020 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Portfolio of Investments (continued)

March 31, 2020 (Unaudited)

The following is a summary by level of inputs used to value the Portfolio’s investments as of March 31, 2020:

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	3/31/20	Quoted Price	Inputs	Inputs
Common Stocks
Aerospace & Defense	$ 362,989	$ 362,989	$ -	$-
Air Freight & Logistics	619,497	588,587	30,910	-
Airlines	638,990	621,550	17,440	-
Auto Components	180,197	37,947	142,250	-
Automobiles	1,928,417	178,252	1,750,165	-
Banks	2,831,858	1,398,740	1,433,118	-
Beverages	373,672	305,917	67,755	-
Biotechnology	368,779	368,779	-	-
Building Products	70,471	33,565	36,906	-
Capital Markets	1,360,747	566,446	794,301	-
Chemicals	457,130	248,212	208,918	-
Commercial Services & Supplies	23,814	2,592	21,222	-
Communications Equipment	180,726	180,726	-	-
Construction & Engineering	850,561	1,603	848,958	-
Construction Materials	1,647,220	703,727	943,493	-
Consumer Finance	73,794	73,794	-	-
Containers & Packaging	165,841	155,445	10,396	-
Distributors	21,344	21,344	-	-
Diversified Consumer Services	4,970	4,970	-	-
Diversified Financial Services	30,764	16,884	13,880	-
Diversified Telecommunication Services	470,091	291,326	178,765	-
Electric Utilities	365,126	232,315	132,811	-
Electrical Equipment	224,429	130,120	94,309	-
Electronic Equipment, Instruments & Components	249,765	61,187	188,578	-
Energy Equipment & Services	1,364,101	724,350	639,751	-
Entertainment	5,431	5,431	-	-
Equity Real Estate Investment Trusts (REITs)	1,657,432	1,538,685	118,747	-
Food & Staples Retailing	211,094	86,977	124,117	-
Food Products	424,757	353,231	71,526	-
Gas Utilities	49,209	5,956	43,253	-
Health Care Equipment & Supplies	147,715	147,715	-	-
Health Care Providers & Services	132,723	127,139	5,584	-
Hotels, Restaurants & Leisure	356,371	292,096	64,275	-
Household Durables	1,301,772	1,193,126	108,646	-
Household Products	333,173	275,813	57,360	-
Independent Power and Renewable Electricity Producers	16,016	10,720	5,296	-
Industrial Conglomerates	1,592,324	431,949	1,160,375	-
Insurance	1,333,448	1,053,728	279,720	-
IT Services	339,197	275,124	64,073	-
Leisure Products	29,629	24,303	5,326	-
Machinery	397,663	262,576	135,087	-
Marine	32,899	-	32,899	-
Media	295,716	250,588	45,128	-
Metals & Mining	2,543,534	2,215,719	327,815	-
Mortgage Real Estate Investment Trusts (REITs)	15,121	15,121	-	-
Multiline Retail	86,545	71,885	14,660	-
Multi-Utilities	234,646	152,328	82,318	-
Oil, Gas & Consumable Fuels	1,180,790	695,076	485,714	-
Paper & Forest Products	836,772	812,638	24,134	-
Personal Products	135,247	7,659	127,588	-
Pharmaceuticals	1,486,121	611,339	874,782	-
Professional Services	63,999	14,723	49,276	-

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Portfolio of Investments (continued)

March 31, 2020 (Unaudited)

Summary by Level of Inputs (continued)

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	3/31/20	Quoted Price	Inputs	Inputs
Real Estate Management & Development	1,441,283	628,219	813,064	-
Road & Rail	237,423	212,740	24,683	-
Semiconductors & Semiconductor Equipment	691,764	631,398	60,366	-
Software	103,588	13,995	89,593	-
Specialty Retail	275,491	204,827	70,664	-
Technology Hardware, Storage & Peripherals	213,039	127,777	85,262	-
Textiles, Apparel & Luxury Goods	133,760	59,976	73,784	-
Thrifts & Mortgage Finance	5,052	5,052	-	-
Tobacco	418,577	255,748	162,829	-
Trading Companies & Distributors	208,885	46,934	161,951	-
Transportation Infrastructure	259,515	4,621	254,894	-
Water Utilities	6,134	-	6,134	-
Wireless Telecommunication Services	130,702	3,335	127,367	-

Total Common Stock	34,229,850	20,437,634	13,792,216	-

Preferred Stocks
Automobiles	38,453	-	38,453	-
Consumer Products	- *	-	-	- *

Total Preferred Stock	38,453	-	38,453	-

Corporate Bonds
Energy Equipment & Services	216,606	-	216,606	-

Total Corporate Bond	216,606	-	216,606	-

Total Value of Investments	$34,484,909	$20,437,634	$14,047,275	$-

*	Investment fair valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP require the Portfolio to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Portfolio had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

Fair Value at 03/31/20
Other (a)	$—*

(a)	Includes securities less than 0.50% of net assets of the Portfolio.
*	Investment fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Portfolio’s Level 3 investment. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President

T. Richard Keyes — Treasurer

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

David C. Lebisky — Chief Compliance Officer, Anti-Money Laundering Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802

Providence, RI 02940-8002

610-239-4600

800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

2001 Market Street,

Philadelphia, PA 19103

CUSTODIAN

JPMorgan Chase Bank, N.A.

383 Madison Avenue

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

/third-ave-management

Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

	622 Third Avenue	212.906.1160
	New York, NY 10017	clientservice@thirdave.com